Interest Rate Benchmark Reform - Amounts Impacted by IBOR Reform (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Assets
Derivative financial instruments	£ 2,002	£ 3,406
Other financial assets at fair value through profit or loss	179	208
Financial assets at amortised cost	530	1,163
Financial assets at fair value through other comprehensive income	6,368	8,950
Assets held for sale	2,645	0
Total assets	285,614	292,332
Liabilities
Derivative financial instruments	1,063	1,584
Other financial liabilities at fair value through profit or loss	1,023	1,434
Liabilities held for sale	3,912	0
Total liabilities	268,906	276,396
GBP LIBOR
Assets
Derivative financial instruments	21,893	33,486
Other financial assets at fair value through profit or loss	808	968
Financial assets at amortised cost	12,706	15,062
Financial assets at fair value through other comprehensive income	189	428
Assets held for sale	1,602
Total assets	37,198	49,944
Liabilities
Derivative financial instruments	26,227	35,217
Other financial liabilities at fair value through profit or loss	967	1,129
Financial liabilities at amortised cost	895	2,354
Liabilities held for sale	0
Total liabilities	28,089	38,700
Off-balance sheet commitments given	10,277	11,400
USD LIBOR
Assets
Derivative financial instruments	2,580	4,514
Other financial assets at fair value through profit or loss	20	22
Financial assets at amortised cost	157	1,191
Financial assets at fair value through other comprehensive income	0	0
Assets held for sale	161
Total assets	2,918	5,727
Liabilities
Derivative financial instruments	2,558	5,205
Other financial liabilities at fair value through profit or loss	41	69
Financial liabilities at amortised cost	567	1,319
Liabilities held for sale	27
Total liabilities	3,193	6,593
Off-balance sheet commitments given	803	2,126
Other
Assets
Derivative financial instruments	653	2,149
Other financial assets at fair value through profit or loss	0	0
Financial assets at amortised cost	83	90
Financial assets at fair value through other comprehensive income	0	0
Assets held for sale	0
Total assets	736	2,239
Liabilities
Derivative financial instruments	56	88
Other financial liabilities at fair value through profit or loss	0	0
Financial liabilities at amortised cost	0	0
Liabilities held for sale	0
Total liabilities	56	88
Off-balance sheet commitments given	198	573
Total
Assets
Derivative financial instruments	25,126	40,149
Other financial assets at fair value through profit or loss	828	990
Financial assets at amortised cost	12,946	16,343
Financial assets at fair value through other comprehensive income	189	428
Assets held for sale	1,763
Total assets	40,852	57,910
Liabilities
Derivative financial instruments	28,841	40,510
Other financial liabilities at fair value through profit or loss	1,008	1,198
Financial liabilities at amortised cost	1,462	3,673
Liabilities held for sale	27
Total liabilities	31,338	45,381
Off-balance sheet commitments given	£ 11,278	£ 14,099